Investments Accounted for Using the Equity Method - Summary of Aggregate Information of the Joint Venture that is Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of joint ventures [line items]
Net income	$ 64,618,094	$ 2,102,770	$ 62,249,997	$ 28,651,900
Other comprehensive income	8,632,472	280,913	406,016	495,313
Total comprehensive income	73,250,566	2,383,683	62,656,013	29,147,213
Joint venture that is not individually material [member]
Disclosure of joint ventures [line items]
Net income	101,839	3,314	27,003	1,780
Other comprehensive income				3,881
Total comprehensive income	$ 101,839	$ 3,314	$ 27,003	$ 5,661